Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	May 11, 2010 USD ($) shares	Dec. 31, 2018 USD ($) Bank Segment	Dec. 31, 2017 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Number of commercial banks | Bank		1
Number of operating segments | Segment		1
Accounts receivable		$ 0
Raw materials			$ 213,000
Work-in-process			30,000
Finished goods			177,000
Inventory, Net		$ 0
Aggregate cash payments	$ 450,000
Shares issued during period | shares	8,000
Estimated useful life		11 years
Amortization		$ 1,900,000	$ 1,700,000
Expected dividend yield		0.00%	0.00%
Stock Options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Vesting period		4 years
Expected dividend yield		0.00%
Assets Held for Sale [Member]
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets classified as assets held for sale		$ 447,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment		3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment		5 years
Essentialis, Inc. [Member]
Schedule Of Significant Accounting Policies [Line Items]
Net intangible assets acquired		$ 22,000,000